Cover	Jul. 01, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report filed on Form 8-K on July 6, 2026, removes inadvertent language previously included in Item 5.02 - Resignation of Directors.
Document Period End Date	Jul. 01, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	000-56555
Entity Registrant Name	Polomar Health Services, Inc.
Entity Central Index Key	0001265521
Entity Tax Identification Number	86-1006313
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	32866 US Hwy. 19 N
Entity Address, City or Town	Palm Harbor
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34684
City Area Code	727
Local Phone Number	425-7575
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false